UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number 811-21726

Parr Family of Funds
(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117 Memphis, TN	38137
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090

(Name and address of agent for service)

Registrant's telephone number, including area code: 901.680.5266

Date of fiscal year end: April 30, 2011

Date of reporting period: 07/01/2009 to 06/30/2010

ITEM 1. PROXY VOTING RECORD:

Exhibit A is attached for The USX China Fund a series of the Parr Family of Funds.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parr Family of Funds

By:	/s/ Stephen L. Parr
Stephen L. Parr, President

Date	August 23, 2010

Exhibit A
The USX China Fund
July 1, 2009 to June 30, 2010

(a)	(b)	( c)	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	Cusip	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt

WSP Holdings	WH	92934F104	8/7/2009	To re-elect Mr. Dennis D. Zhu as a Director of the Company	Issuer	YES	FOR	FOR
				To re-elect Mr. Anthony J. Walton as a Director of the Company	Issuer	YES	FOR	FOR
				To re-elect Mr. Jing Lu as a Director of the Company	Issuer	YES	FOR	FOR
				To reappoint Deloitte Touche Tohmatsu CPA Ltd. as the independent auditor of the Company for the fiscal year 2009 and authorize the Board of Directors to fix their remuneration.	Issuer	YES	FOR	FOR

To authorize each of Piao Longhua and Thi Yip Kok (each, an "officer") to take any and every action that might be necessary to effect the foregoing resolutions as such officer, in his absolute discretion, thinks fit.
					Issuer	YES	ABSTAIN	ABSTAIN

Harbin Electric, Inc.	HRBN	41145W109	8/20/2009	Directors recommend: a vote for election of the following nominees: 1) Tianfu Yang, 2) Lanxiang Gao, 3) Ching Chuen Chan, 4) David Gatton, 5) Yunyue Ye	Issuer	YES	FOR	FOR
				Proposal to ratify the appointment of Moore Stephens Wurth Frazer and Torbet, LLP as the Company's independent auditors.	Issuer	YES	ABSTAIN	ABSTAIN

China Fire & Sec Group, Inc.	CFSG	16938R103	8/27/2009	Directors recommend: a vote for election of the following nominees: 1) Gangjin Li, 2) Brian Lin, 3) Weishe Zhang, 4) Guoyou Zhang, 5) Xuewen Xiao, 6) Xianghua Li, 7) Albert McLelland.	Issuer	YES	FOR	FOR

China Architectural Engineering, Inc.	CAEI	16937S102	9/4/2009	Approve the issuance of 17,000,000 shares of our common stock (the "shares") pursuant to the securities purchase agreement.	Issure	YES	ABSTAIN	ABSTAIN

Xinhua Sports & Entertainment Limited	XSEL	983982109	9/25/2009	Approve the election of Zheng Jingsheng as Director to serve on the Board of Directors until his successor is duly elected or appointed	Issue	YES	FOR	FOR

				Approve the election of Harry Nam as Director to serve on the Board of Directors until his successor is duly elected or appointed.	Issue	YES	FOR	FOR

Gushen Environmental Energy	GU	40330W106	10/16/2009	Re-election of Mr. Deyu Chen as a Director of the Company.	Issue	YES	FOR	FOR
				Re-election of Mr. Denny Ting Bun Lee as a Director of the Company	Issue	YES	FOR	FOR
				Re-appointment of the independent auditor KPMG for the fiscal year 2009.	Issue	YES	FOR	FOR
				To adopt and approve the 2008 annual report of the Company, including the audited financial statements for the year ended December 31, 2008	Issue	YES	FOR	FOR

Yuhe International, Inc.	YUII	988432100	12/15/2009	Directors recommend: a vote for election of the following nominees: 1) Gao Zhentao, 2) Peter Li, 3) Liu Yaojun, 4) Greg Huett, 5) Han Chengxiang	Issue	YES	FOR	FOR

To ratify and approve the appointment of Child, Van Wagoner & Bradshaw, PLLC or such other auditors as the Board of Directors deems fit as the Company's independent auditors for the fiscal year ending December 31, 2009.
					Issue	YES	FOR	FOR

China Green Agriculture, Inc.	CGA	16943W105	10/16/2009	Directors recommend: a vote for election of the following nominees: 1) Tao Li, 2) Yu Hao, 3) Lianfu Liu, 4) Barry Raeburn, 5) Yizhao Zhang	Issue	YES	FOR	FOR
				Proposal to adopt the 2009 equity incentive plan of China Green Agriculture, Inc.	Issue	YES	FOR	FOR

HQ Sustainable Maritime Ind Inc	HQS	40426A208	12/21/2009	Directors recommend: a vote for election of the following nominees: 1) Norbert Sporns, 2) Lillian Wang, 3) Harry Wang Hua, 4) Fred Bild, 5) Daniel Too, 6) Joseph I. Emas, 7) Andrew Intrater	Issue	YES	FOR	FOR
				Proposal to ratify the appointment of independent auditors	Issue	YES	FOR	FOR
				Proposal to ratify the 2009 stock option plan	Issue	YES	ABSTAIN	ABSTAIN

China XD Plastics Company Ltd.	CXDC	16948F107	12/1/2009	Directors recommend: a vote for electionof the following nominees: 1) Jie han, 2) Qingwei Ma, 3) Taylor Zhang, 4) Lawrence Leighton, 5) Cosimo Patti, 6) Linyuan Zhai, 7) Yong Jin	Issue	YES	FOR	FOR
				To ratify the selection of Moore stephens HK as the Company's independent auditors for the year ending December, 31, 2009.	Issue	YES	FOR	FOR
				To approve the 2009 stock optioin/stock issuance plan	Issue	YES	ABSTAIN	ABSTAIN

Huaneng Power International, Inc.	HNP	443304100	12/22/2009
Proposal to consider and approve the framework agreement on the continuing connected transactions (for 2010) between Huaneng Power International Inc. and China Huaneng Group, the continuing connected transactions as contemplated thereby and the transaction caps thereof
					Issue	YES	FOR	FOR
				Proposal to consider and approve the Capital Contribution Agreement among Huaneng Power Internatioinal Inc., China Huaneng Group and Hipdc and the transaction as contemplated thereby.	Issue	YES	FOR	FOR

SkyStar Bio-Pharmaceutical Co.	SKBI	830884300	12/31/2009	Directors recommend: a vote for election of the following nominees: 1) Weibing Lu, 2) Wei Wen, 3) Mark D. Chen, 4) R. Scott Cramer, 5) Qiang Fan, 6) Chengtun Qu, 7) Shouguo Zhao.	Issue	YES	FOR	FOR
				To ratify the appointment of Moore Stephens Wurth Frazer and Torbet, LLP as the Company's registered independent public accountants for the fiscal year ending December 31, 2009.	Issue	YES	FOR	FOR
				To ratify the 2010 stock incentive plan (the "Plan").	Issue	YES	ABSTAIN	ABSTAIN
				In his discretion, upon the transaction of any other matters which may properly come before the meeting or any adjournment thereof.	Issue	YES	ABSTAIN	ABSTAIN

Tianyin Pharmaceutical Co., Inc.	TPI	88630M104	1/21/2010	Directors recommend: a vote for election of the following nominees: 1) Dr. Guoqing Jiang, 2) Professor Zunjian Zhang, 3) Professor Jianping Hou, 4) James T. McCubbin, 5) Stewart Shiang Lor	Issue	YES	Withhold	Withhold

China Biotics	CHBT	16937B109	3/5/2010	Election of Directors: Mr. Song Jinan, Dr. Chin Ji Wei, Dr. Du Wen Min, Mr. Simon Yick	Issue	YES	FOR	FOR
				Ratify the appointment of BDO Limited as the Company's independent auditors for the fiscal year ending March 31, 2010.	Issue	YES	FOR	FOR

China Wind Systems, Inc.	CWS	16945F209	2/12/2010	Directors recommend: a vote for election of the following nominees: 1) Jianhua Wu, 2) Xuezhong Hua, 3) Xi Liu, 4) Drew Bernstein, 5) Megan J. Penick.	Issue	YES	FOR	FOR

Funtalk China Holdings Limited	FTLK	G36993106	3/11/2010
Proposal that the Company's 2010 share incentive plan in the form attached to the notice convening this EGM, together with all acts and deeds of the Company in connection therewith, be and are approved.
					Issue	YES	FOR	FOR

Zhongpin	HOGS	98952K107	4/2/0/10	Directors recommend: a vote for election of the following nominees: 1) Xianfu Zhu, 2) Baoke Ben, 3) Min Chen, 4) Raymond Leal, 5) Yaoguo Pan	Issue	YES	FOR	FOR
				Ratify the appointment of BDO China Li Xin Da Hua CPAs Co., Ltd., as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2010.	Issue	YES	FOR	FOR

QKL Stores Inc.	QKLS	74732Y105	4/27/2010	Directors recommend: a vote for election of the following nominees: 1) Zhuangyi Wamn, 2) Alan D. Stewart, 3) Gary B. Crook, 4) Zhiguo Jin, 5) Chaoying Li.	Issue	YES	FOR	FOR
				Ratification of independent accountants.	Issue	YES	FOR	FOR

Lihua Internatioinal Inc.	LIWA	532352101	4/19/2010	Directors recommend: a vote for election of the following nominees: 1) Jianhua Zhu, 2) Yaying Wang, 3) Robert C. Bruce, 4) Jonathan P. Serbin, 5) Kelvin Lau	Issue	YES	FOR	FOR
				Ratificatioin of the appointment of AGCA, Inc. as independent auditors of the Company for the fiscal year ending Dec. 31, 2010.	Issue	YES	FOR	FOR

Gulf Resources	GFRE	40251W309	4/29/2010	Directors recommend: a vote for electioin of the following nominees: 1) Ming Yang, 2) Xiaobin Liu, 3) Naihui Miao, 4) Richard Khaleel, 5) Biagio Vignolo, 6) Shi Tong Jiang, 7) Ya Fei Ji.	Issue	YES	FOR	FOR
				Ratification of independent accountants.	Issue	YES	FOR	FOR
				Approval of 2007 equity incentive plan, as amended.	Issue	YES	FOR	FOR

Emerald Acquisition Corporation	EMACQ	none	6/7/2010	Approve an amendment to the Company's Memorandum of Associatioin to change the corporate name to Oriental Dragon Corporation	Issue	YES	FOR	FOR
				Approve an amendment to the Company's Articles of Association to reduce the quorum required to one-third of the shares entitled to vote in a shareholders' meeting.	Issue	YES	ABSTAIN	ABSTAIN

China Transinfo Technology Corp.	CTFO	169453107	4/26/2010	Election of Director: Shudong Xia	Issue	YES	FOR	FOR
				Election of Director: Danxia Huang	Issue	YES	FOR	FOR
				Election of Director: Jay Trien	Issue	YES	FOR	FOR
				Electioin of Director: Zhongsu Chen	Issue	YES	FOR	FOR
				Election of Director: Dan Liu	Issue	YES	FOR	FOR
				Election of Director: Brandon Ho-Ping Lin	Issue	YES	FOR	FOR
				Election of Director: Xingming Zhang	Issue	YES	FOR	FOR
				Approve the ratification of BDO as the Company's accountant for fiscal year 2010.	Issue	YES	FOR	FOR

Sinohub, Inc.	SIHI	82935L101	4/30/2010	Election of Director: Henry T. Cochran	Issue	YES	FOR	FOR
				Election of Director: Lei Xia	Issue	YES	ABSTAIN	ABSTAIN
				Election of Director: Charles t. Kimball	Issue	YES	FOR	FOR
				Election of Director: Will Wang Graylin	Issue	YES	FOR	FOR
				Election of Director: Dr. Richard L. King, Ph.D.	Issue	YES	FOR	FOR
				Election of Director Robert S. Torino	Issue	YES	FOR	FOR
				Election of Director: Afshin Yazdian	Issue	YES	ABSTAIN	ABSTAIN
				Ratification of the appointment of Baker Tilly Hong Kong Limited as the independent auditors for the Company for the fiscal year ending December 31, 2010.	Issue	YES	AGAINST	AGAINST

China Insonline Corp.	CHIO	16944E104	6/29/2010	Directors recommend: a vote for election of the following nominees: 1) Zhenyu Wang, 2) Junjun Xu, 3) Yuefeng Wang, 4) Yinan Zhang, 5) Xiaoshuang Chen, 6) Renbin Yu, 7) Yong Bian	Issue	YES	FOR	FOR
				Approval of Company's 2010 stock option plan.	Issue	YES	FOR	FOR

Skypeople Fruit Juice, Inc.	SPU	83086T208	6/28/2010	Directors recommend: a vote for election of the followiong nominees: 1) Guolin Wang, 2) Norman Ko, 3) John Smagula, 4) Xiaoqin Yan, 5) Yongke Xue	Issue	YES	FOR	FOR
				In their discretion, the proxies are authorized to vote upon such other matters as may properly come before the annual meeting and any adjournment thereof.	Issue	YES	FOR	FOR